Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	$ (73)	$ 2
Major plans
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(80)	(28)
Swiss pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(285)	(336)
Additional employer contributions paid to employees retirement assets	209	254	$ 235
UK pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	162	207
UBS AG
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	40	133
UBS AG | Major plans
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	32	102
UBS AG | Swiss pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(173)	(207)
Additional employer contributions paid to employees retirement assets	126	152	$ 143
UBS AG | UK pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	$ 162	$ 207